ALLIANCE GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

December 24, 1998

Dear Shareholder:

We are pleased to provide a market commentary and the performance for the Alliance Growth Fund (the "Fund") for the annual reporting period ended October 31, 1998. The following table also provides performance data for the Standard & Poor's 500 Stock Index (the "S&P 500"), a measure of the broad U.S. stock market, and the Russell 1000 Index, which tracks U.S. large-cap stocks, for the six- and 12-month periods ended October 31, 1998.


INVESTMENT RESULTS*
Periods Ended October 31, 1998

                            TOTAL RETURNS
                        6 MONTHS      12 MONTHS
                       ----------     ---------
ALLIANCE GROWTH FUND
   Class A               -2.88%         14.56%
   Class B               -3.22%         13.78%
   Class C               -3.22%         13.76%
S&P 500                  -0.40%         22.01%
RUSSELL 1000 INDEX       -1.82%         19.71%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF OCTOBER 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE RUSSELL 1000 INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. EQUITY MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTMENT ENVIRONMENT
Alliance Growth Fund's October 1998 fiscal year showed another solid gain, but one marked with dramatic volatility in its final quarter. After advancing strongly into July, the market dropped about twenty percent by early October. By the end of October, the market was well into a remarkable advance, which would carry it to new all time highs in November. For the fiscal year, the Fund's Class A shares recorded a gain of 14.56% compared to a gain of 22.01% for the S&P 500.

For much of the year stocks moved steadily higher, responding to moderate growth and low interest rates, and seemingly ignoring the severe economic problems which Asia had been experiencing since the summer of 1997. After a relatively modest correction in August of 1998, the U. S. market declined precipitously beginning in August when Russia declared a moratorium on repayment of foreign debt. The vulnerability of speculative investors, such as hedge funds, to these events proved to be alarmingly great. When it became known that funds such as Long Term Capital Management ("LTCM") had lost most of their equity capital, and that banks and brokers had extended shockingly large amounts of credit to these funds, the market decline accelerated. Scare stories of an imminent credit crunch sent financial stocks sharply lower. Sentiment quickly turned bearish with some pundits forecasting recession and even a prolonged period of deflation or depression. The Federal Reserve then stepped in and convinced the lenders to extend additional credit to LTCM in hopes of their being able to buy time for an orderly liquidation over many months rather than a forced immediate liquidation. This prevented a forced sale of the portfolio, which could have greatly exacerbated already extreme market conditions.

To some, these events signaled the death of optimism about the ability of the United States and Europe to continue to prosper while Asia struggles with economic disarray. We took a more positive view. We saw elements of a financial panic in this situation, and did not believe that these events would necessarily presage recession or worse for the United States. The stock market is an acknowledged forecaster of recessions. Unfortunately, the stock market forecasts more recessions than actually occur. In other words, market declines are not necessarily followed by recession.

PERFORMANCE REVIEW
With our heavy emphasis on the financial service and technology sectors, the Fund declined more than the averages on the way down. With the market down 15% to 20%, we took steps to position the Fund even more aggressively, especially in the area of technology and communications. Over the past 25 years, treating extreme market weakness as an opportunity has always turned out to be the right thing to do. To do otherwise now would be to accept the notion that we are headed


1



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

into a deflationary environment more like the 1930s than like anything we have experienced in the post-war period. We do not think that is the correct analysis. Since the market bottom in early October 1998, the Fund has performed much better than the averages and by the end of November it had recovered nearly all of its loss relative to the S&P 500.

INVESTMENT OUTLOOK
With the economy still growing, inflation low and the Federal Reserve now actively easing we are cautiously optimistic about the outlook for the market in the year ahead. In view of the market's rapid and full recovery from its recent losses we are now inclined to be somewhat less aggressive. However we continue to emphasize most strongly investments in technology and communications. Dramatic changes in technology along with deregulation indicate to us that this sector will continue to be the most attractive place to look for strong earnings growth in the year ahead.

Thank you for your continued interest in the Alliance Growth Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      14.56%          9.69%
Five Years                    17.39%         16.37%
Since Inception*              22.17%         21.53%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      13.78%          9.78%
Five Years                    16.58%         16.58%
Ten Years**                   18.97%         18.97%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      13.76%         12.76%
Five Years                    16.58%         16.58%
Since Inception*              17.43%         17.43%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1998)

              CLASS A        CLASS B        CLASS C
             ---------      ---------      ---------
1 Year         -2.45%         -2.58%          0.22%
5 Years        14.29%         14.49%         14.49%
10 Years         n/a          17.59%           n/a


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90 Class A; 8/23/87 Class B; 8/2/93 Class C.
** Assumes conversion of Class B shares into Class A shares after eight years. n/a: not applicable.


3



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
10/31/88 TO 10/31/98

$60,000
$50,000
$40,000
$30,000
$20,000
$10,000

GROWTH FUND CLASS B: $56,815
S&P 500: $51,737
RUSSELL 1000 STOCK INDEX: $50,739

10/31/88   10/31/89   10/31/90   10/31/91   10/31/92   10/31/93
10/31/94   10/31/95   10/31/96   10/31/97   10/31/98

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class B shares (from 10/31/88 to 10/31/98) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class A, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Stock Index measures the performance of the 1,000 largest U.S. stocks as measured by price-to-book ratios.


Growth Fund
Russell 1000 Stock Index
Standard &Poor's 500 Stock Index


4



TEN LARGEST HOLDINGS*
OCTOBER 31, 1998                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                             VALUE           NET ASSETS
-------------------------------------------------------------------------------
MCI WorldCom, Inc.                            $  482,657,259            7.9%
Mannesmann AG (Common and ADR)                   222,694,499            3.6
International Business Machines Corp.            220,132,812            3.6
American International Group, Inc.               206,522,292            3.4
Cisco Systems, Inc.                              203,566,500            3.3
Citigroup, Inc.                                  198,641,353            3.2
TCI Ventures Group Series A                      162,300,066            2.6
MBNA Corp.                                       157,858,782            2.6
Networks Associates, Inc.                        156,077,500            2.6
Texas Instruments, Inc.                          154,177,513            2.5
                                              $2,164,628,576           35.3%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1998
_______________________________________________________________________________

                                                            SHARES
PURCHASES                                           BOUGHT    HOLDINGS 10/31/98
-------------------------------------------------------------------------------
Associates First Capital Corp. Cl.A                  772,000        772,000
CBS Corp.                                          3,331,700      3,881,700
Global Telesystems Group, Inc.                     2,226,700      2,226,700
International Business Machines Corp.              1,233,000      1,483,000
Loral Space & Communications                       4,595,000      5,115,000
Lucent Technologies, Inc.                            900,000        900,000
Networks Associates, Inc.                          2,991,400      3,741,400
Philips Electronics NV                               757,000        757,000
Sterling Commerce, Inc.                            1,770,500      3,799,544
Tandy Corp.                                        1,570,900      1,570,900


SALES                                                SOLD     HOLDINGS 10/31/98
-------------------------------------------------------------------------------
BankAmerica Corp.                                    916,000        736,000
Cisco Systems, Inc.                                1,213,000      3,261,000
DSC Communications Corp.                           3,252,400             -0-
MCI Communications                                 2,029,700             -0-
Merck & Co., Inc.                                    300,000        826,200
Nokia Corp. (ADR)                                    750,000        134,800
Philip Morris Cos., Inc.                           2,115,000      1,808,400
Tellabs, Inc.                                        515,000        250,000
Texas Instruments, Inc.                            1,260,000      2,475,000
3Com Corp.                                         2,226,000        227,700


*  Adjusted for market value of call options written.


5



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-97.7%
TECHNOLOGY-41.8%
BUSINESS SERVICES-0.1%
Reuters Group Plc (ADR) (a)                      62,280    $   3,775,725

COMMUNICATION EQUIPMENT-2.6%
Global Telesystems Group, Inc. (b)            2,226,700       89,207,169
Lucent Technologies, Inc. (c)                   900,000       72,168,750
                                                           --------------
                                                             161,375,919

COMPUTER HARDWARE-4.0%
Compaq Computer Corp.                           800,000       25,300,000
International Business Machines Corp.         1,483,000      220,132,813
                                                           --------------
                                                             245,432,813

COMPUTER SOFTWARE & SERVICES-7.0%
Ceridian Corp. (b)                            2,209,800      126,787,275
First Data Corp.                                300,000        7,950,000
Ingram Micro, Inc. Cl.A (b)(c)                  317,500       14,446,250
Microsoft Corp. (b)                             200,000       21,175,000
Novell, Inc. (b)                                750,000       11,156,250
Sterling Commerce, Inc. (b)                   3,799,544      133,933,926
Sterling Software, Inc. (b)                   4,301,000      112,632,437
                                                           --------------
                                                             428,081,138

ELECTRONICS-4.8%
3Com Corp. (b)(c)                               227,700        8,211,431
EMC Corp. (c)                                   193,000       12,424,375
Philips Electronics NV                          757,000       41,540,375
SCI Systems, Inc. (b)(c)                      1,818,800       71,842,600
Texas Instruments, Inc. (c)                   2,475,000      158,245,313
                                                           --------------
                                                             292,264,094

NETWORKING PRODUCTS-2.6%
Networks Associates, Inc. (b)(c)              3,741,400      159,009,500

NETWORKING SOFTWARE-3.4%
Cisco Systems, Inc. (c)                       3,261,000      205,443,000

SEMI-CONDUCTOR COMPONENTS-1.1%
Altera Corp. (b)                                398,759       16,598,343
Intel Corp. (c)                                 600,000       53,512,500
                                                           --------------
                                                              70,110,843

TELECOMMUNICATIONS-14.2%
ADC Telecommunications, Inc. (b)                247,500        5,692,500
Colt Telecom Group Plc (ADR) (a)(b)           1,030,000       52,916,250
Intermedia Communications,
  Inc. pfd. Series D                            464,600       12,602,275
Loral Space & Communications (b)(c)           5,115,000       96,865,313
MCI WorldCom, Inc. (b)                        8,735,878      482,657,259
Millicom International Cellular, SA (b)(d)    1,130,800       37,740,450
Nextel Communications, Inc. Cl.A (b)(c)       2,763,600       50,090,250
Nextel Strypes Trust                            360,000        6,255,000
Nokia Corp. (ADR) (e)                           134,800       12,544,825
Pacific Gateway Exchange, Inc. (c)              349,400       10,088,925
Telecomunicacoes Brasileiras,
  SA (ADR) (b)(c)(f)                          1,184,000       89,910,000
Tellabs, Inc. (b)(c)                            250,000       13,750,000
                                                           --------------
                                                             871,113,047

MISCELLANEOUS-2.0%
Sanmina Corp. (b)                               969,800       39,761,800
Solectron Corp. (b)(c)                        1,475,000       84,443,750
                                                           --------------
                                                             124,205,550
                                                           --------------
                                                           2,560,811,629

FINANCIAL SERVICES-22.1%
BANKING & CREDIT-7.1%
American Express Co.                            455,000       40,210,625
Automatic Common Exchange
  Security Trust II                             337,900        5,596,469
Chase Manhattan Corp.                         1,906,604      108,318,940
First Union Corp.                             1,138,000       66,004,000
GreenPoint Financial Corp.                      151,800        4,980,937
MBNA Corp.                                    6,919,837      157,858,782


6



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.               530,400    $  34,343,400
Providian Financial Corp. (c)                   188,000       14,922,500
                                                           --------------
                                                             432,235,653

BANKING - MONEY CENTER-1.1%
Bank Tokyo-Mitsubishi, Ltd.                   2,827,500       27,568,125
BankAmerica Corp.                               736,000       42,274,000
                                                           --------------
                                                              69,842,125

BANKING - REGIONAL-1.3%
Newcourt Credit Group, Inc.                   2,346,300       77,134,612

INSURANCE-5.6%
20th Century Industries, Inc.                   913,300       22,432,931
Acceptance Insurance Co. (b)                    391,800        7,689,075
American Bankers Insurance Group, Inc.          941,600       42,077,750
American International Group, Inc. (c)        2,429,587      207,122,292
PMI Group, Inc.                                 475,500       23,983,031
Progressive Corp.                               283,200       41,701,200
                                                           --------------
                                                             345,006,279

REAL ESTATE-2.7%
Arden Realty Group, Inc.                        502,700       10,870,887
Entertainment Properties Trust                  289,700        4,816,262
JP Realty, Inc.                                 755,300       15,814,094
Koger Equity, Inc.                            1,762,571       29,743,386
Macerich Co.                                  1,051,400       28,979,212
Prentiss Properties Trust                       157,500        3,248,438
Simon DeBartolo Group, Inc.                     216,500        6,481,469
Spieker Properties, Inc.                        522,200       18,015,900
Starwood Hotels & Resorts                       220,879        6,253,637
Storage USA, Inc.                               383,700       11,678,869
Summit Properties, Inc.                         716,700       12,631,837
Sun Communities, Inc.                           520,000       17,387,500
                                                           --------------
                                                             165,921,491

MISCELLANEOUS-4.3%
Associates First Capital Corp. C1.A             772,000       54,426,000
Citigroup, Inc.                               4,220,799      198,641,353
Household International, Inc.                   307,500       11,242,969
                                                           --------------
                                                             264,310,322
                                                           --------------
                                                           1,354,450,482

BUSINESS SERVICES-9.9%
PRINTING, PUBLISHING & BROADCASTING-9.9%
CBS Corp. (c)                                 3,881,700      108,444,994
Comcast Corp. Cl.A                              516,500       25,502,187
Cox Communications, Inc. Cl.A (b)               161,300        8,851,338
MediaOne Group, Inc.                            400,000       16,925,000
News Corp., Ltd. (ADR) (g)                      843,400       23,035,362
TCI Group Series A (b)                          592,865       24,974,438
TCI Ventures Group Series A (b)(c)            8,728,970      162,577,066
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (b)                2,414,693       91,909,252
Time Warner, Inc.                               243,000       22,553,438
Viacom, Inc. Cl.B (b)(c)                      2,072,000      124,061,000
                                                           --------------
                                                             608,834,075

CONSUMER NONCYCLICALS-6.9%
BEVERAGES-0.1%
Coca-Cola Enterprises, Inc.                     200,000        7,212,500

DRUGS-3.3%
Abbott Laboratories                             166,600        7,819,787
Astra AB, Series A (h)                          260,000        4,213,426
Boston Scientific Corp.                         580,000       31,573,750
Gensia, Inc. pfd. (i)(j)                         68,500        1,617,354
Merck & Co., Inc.                               826,200      111,743,550
Schering-Plough Corp.                           436,000       44,853,500
                                                           --------------
                                                             201,821,367

HOSPITAL SUPPLIES & SERVICES-0.3%
Medtronic, Inc. (c)                             312,800       20,332,000


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
TOBACCO-3.2%
Loews Corp.                                   1,099,000     $103,237,312
Philip Morris Cos., Inc. (c)                  1,808,400       92,454,450
                                                            -------------
                                                             195,691,762
                                                            -------------
                                                             425,057,629

CONSUMER CYCLICALS-5.0%
AIRLINES-0.8%
AMR Corp. (b)                                   200,000       13,400,000
Delta Air Lines, Inc.                           358,400       37,833,600
                                                            -------------
                                                              51,233,600

DIVERSIFIED-0.3%
Republic Industries, Inc. (b)                 1,257,600       20,200,200

RETAILING - GENERAL-3.9%
Home Depot, Inc.                              2,515,000      109,402,500
Office Depot, Inc. (b)                          250,000        6,250,000
Tandy Corp. (c)                               1,570,900       77,857,731
The Limited, Inc.                               871,425       22,330,266
Wal-Mart Stores, Inc.                           299,000       20,631,000
                                                            -------------
                                                             236,471,497
                                                            -------------
                                                             307,905,297

CAPITAL GOODS-3.7%
MACHINERY-3.7%
Mannesmann AG (k)                             1,493,000      146,911,561
  ADR (l)                                       770,000       75,782,938
                                                            -------------
                                                             222,694,499

ENERGY-2.2%
OIL & GAS SERVICES-2.2%
BJ Services Co. (b)                             270,200        5,522,213
Gulf Canada Resources, Ltd. (f)              13,520,900       50,703,375
Halliburton Co.                               2,147,800       77,186,562
Transocean Offshore, Inc.                        82,100        3,032,569
                                                            -------------
                                                             136,444,719

HEALTH CARE-2.0%
DRUGS-2.0%
Bristol-Myers Squibb Co.                      1,107,000      122,392,687

MULTI INDUSTRY COMPANIES-1.9%
Tyco International, Ltd. (c)                  1,904,112      117,935,937

CONSUMER SERVICES-1.8%
BUSINESS SERVICES-1.3%
Cendant Corp. (b)                             6,602,000       75,510,375

ENTERTAINMENT & LEISURE-0.5%
Carnival Corp. Cl.A                             625,800       20,260,275
Royal Caribbean Cruises, Ltd.                   441,800       12,315,175
                                                            -------------
                                                              32,575,450
                                                            -------------
                                                             108,085,825

UTILITY-0.4%
TELEPHONE-0.4%
AT&T Corp.                                      380,196       23,667,201
Telephone and Data Systems, Inc.                 62,400        2,488,200
                                                            -------------
                                                              26,155,401

Total Common & Preferred Stocks
  (cost $4,547,820,233)                                    5,990,768,180

LONG-TERM DEBT SECURITIES-0.6%
COMMUNICATION EQUIPMENT-0.5%
Global Telesystems Group, Inc.
  5.75%, 7/01/10                                $37,210       29,861,025

HEALTHCARE-0.1%
Centocor, Inc.
  4.75%, 2/15/05 (j)                              7,960        8,467,450
Total Long-Term Debt Securities
  (cost $34,480,354)                                          38,328,475

SHORT-TERM INVESTMENTS-3.2%
SHORT-TERM DEBT SECURITIES-3.2%
Federal Home Loan Bank
  5.40%, 11/02/98                                50,000       49,992,500
Federal Home Loan Mortgage Corp.
  4.78%, 11/17/98                                 9,000        8,980,880


8



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                            CONTRACTS (M)
                                            OR PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  4.79%, 11/10/98                               $25,000    $  24,970,063
Federal Home Loan Mortgage Corp.
  4.80%, 11/16/98                                25,600       25,548,800
Student Loan Marketing Assn.
  5.42%, 11/02/98                                84,100       84,087,338
                                                           --------------
                                                             193,579,581

TIME DEPOSIT-0.0%
State Street Cayman Islands
  4.75%, 11/02/98                                 1,776        1,776,000
Total Short-term investments
  (cost $195,355,581)                                        195,355,581

TOTAL INVESTMENTS-101.5%
  (cost $4,777,656,168)                                    6,224,452,236

OUTSTANDING CALL OPTIONS WRITTEN-(B)(0.5%)
3Com Corp.
  expiring December 1998 @ $31.75                (1,500)        (846,000)
American International Group, Inc.
  expiring December 1998 @ $84.25                (1,000)        (600,000)
CBS Corp.
  expiring December 1998 @ $25.25                (2,500)        (950,000)
Cisco Systems, Inc.
  expiring November 1998
  @ $59.13                                       (2,250)        (909,000)
  @ $63.00                                       (3,000)        (579,000)
  @ $66.00                                       (1,500)        (369,000)
  @ $69.63                                       (1,500)         (19,500)
EMC Corp.
  expiring December 1998 @ $62.13                (1,000)        (632,000)
Ingram Micro, Inc.
  expiring January 1999 @ $46.50                 (2,000)        (806,000)
Intel Corp.
  expiring January 1999 @ $90.06                 (2,000)      (1,020,000)
Loral Space & Communications
  expiring December 1998 @ $15.00                (2,500)      (1,202,500)
Lucent Technologies, Inc.
  expiring December 1998 @ $79.13                (2,000)      (1,214,000)
  expiring January 1999 @ $81.06                 (1,000)        (569,000)
Medtronic, Inc.
  expiring January 1999 @ $62.38                 (1,000)        (566,000)
Networks Associates, Inc.
  expiring November 1998 @ $39.25                (2,000)        (986,000)
  expiring December 1998 @ $38.75                (2,000)      (1,182,000)
  expiring January 1999 @ $43.00                 (2,000)        (764,000)
Nextel Communications, Inc.
  expiring December 1998 @ $19.38                (2,500)        (355,000)
Pacific Gateway Exchange, Inc.
  expiring January 1999 @ $30.13                 (1,600)        (568,000)
Philip Morris Cos., Inc.
  expiring December 1998 @ $48.75                (1,000)        (359,960)
Providian Financial Corp.
  expiring November 1998 @ $12.91                (1,000)        (871,000)
SCI Systems, Inc.
  expiring January 1999 @ $39.75                 (2,500)      (1,175,000)
Solectron Corp.
  expiring December 1998
  @ $54.63                                       (1,000)        (572,000)
  @ $58.25                                       (2,500)      (1,027,500)


9



PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (M)        VALUE
--------------------------------------------------------------------------
Tandy Corp.
  expiring December 1998
  @ $44.94                                       (2,000)     $(1,353,680)
  @ $48.25                                       (2,000)        (920,860)
  expiring January 1999 @ $47.00                 (1,500)        (741,000)
TCI Ventures Group
  Series A
  expiring November 1998
  @ $17.75                                       (1,500)        (201,000)
  @ $18.44                                       (2,000)         (76,000)
Telecomunicacoes Brasileiras, SA
  expiring November 1998
  @ $73.37                                       (1,171)        (721,336)
  @ $73.62                                       (1,000)        (676,000)
  @ $78.13                                         (700)        (291,900)
  expiring January 1999 @ $74.50                 (1,000)        (808,000)
Tellabs, Inc.
  expiring November 1998 @ $43.88                (1,500)      (1,689,000)
  expiring December 1998 @ $54.25                (1,000)        (560,000)
Texas Instruments, Inc.
  expiring December 1998
  @ $58.75                                       (2,000)      (1,489,720)
  @ $59.75                                       (2,000)      (1,320,320)
  @ $60.63                                       (2,000)      (1,257,760)
Tyco International, Ltd.
  expiring December 1998 @ $58.63                (2,000)      (1,218,000)
Viacom, Inc.
  expiring December 1998
  @ $58.13                                       (2,000)        (720,000)
  @ $63.38                                       (1,000)        (201,000)
Total Outstanding Call Options Written
  (premiums received $28,740,532)                            (32,388,036)

TOTAL INVESTMENTS NET OF OUTSTANDING CALL
OPTIONS WRITTEN -101.0%
  (cost $4,748,915,636)                                    6,192,064,200
Other assets less liabilities-(1.0%)                         (59,781,163)

NET ASSETS-100%                                           $6,132,283,037


(a)  Country of origin--United Kingdom.

(b)  Non-income producing security.

(c) Security on which options are written (shares subject to call have an aggregate market value of $371,612,281).

(d)  Country of origin-Luxembourg.

(e)  Country of origin-Finland

(f)  Country of origin-Brazil

(g)  Country of origin-Australia

(h)  Swedish holding.

(i)  Country of origin--Canada.

(j) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $10,084,804 or 0.2% of net assets.

(k)  German holding.

(l)  Country of origin--Germany.

(m)  One contract relates to 100 shares.

     Glossary:
     ADR - American Depositary Receipt.
     See notes to financial statements.


10



STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $4,777,656,168)     $6,224,452,236
  Cash                                                                 120,799
  Receivable for investment securities sold                         71,438,236
  Receivable for shares of beneficial interest sold                 13,959,570
  Dividends and interest receivable                                  5,020,371
  Other assets                                                         341,028
  Total assets                                                   6,315,332,240

LIABILITIES
  Payable for investment securities purchased                      131,274,976
  Outstanding call options written, at value
    (premiums received $28,740,532)                                 32,388,036
  Payable for shares of beneficial interest redeemed                12,314,439
  Advisory fee payable                                               3,299,673
  Distribution fee payable                                             834,353
  Accrued expenses                                                   2,937,726
  Total liabilities                                                183,049,203

NET ASSETS                                                      $6,132,283,037

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                         $        1,548
  Additional paid-in capital                                     4,141,396,771
  Accumulated net investment loss                                      (56,767)
  Accumulated net realized gain on investment transactions         547,860,680
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities          1,443,080,805
                                                                $6,132,283,037

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($1,008,093,483/
    21,370,522 shares of beneficial interest issued and outstanding)    $47.17
  Sales charge--4.25% of public offering price                            2.09
  Maximum offering price                                                $49.26
  CLASS B SHARES
  Net asset value and offering price per share ($4,230,756,113/
    110,889,404 shares of beneficial interest issued and outstanding)   $38.15
  CLASS C SHARES
  Net asset value and offering price per share ($718,688,176/
    18,828,844 shares of beneficial interest issued and outstanding)    $38.17
  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($174,745,265 /3,681,413 shares of beneficial interest issued
    and outstanding)                                                    $47.47


See notes to financial statements.


11



STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998                                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $669,275)                                   $ 55,315,657
  Interest                                            9,546,213   $ 64,861,870

EXPENSES
  Advisory fee                                       41,033,553
  Distribution fee - Class A                          2,794,078
  Distribution fee - Class B                         40,881,301
  Distribution fee - Class C                          6,870,520
  Transfer agency                                    10,291,560
  Printing                                            1,913,493
  Custodian                                             556,600
  Registration                                          361,955
  Audit and legal                                       271,110
  Trustees' fees                                         29,000
  Miscellaneous                                         172,172
  Total expenses                                    105,175,342
  Less: expense offset arrangement (see Note B)        (637,005)
  Net expenses                                                     104,538,337
  Net investment loss                                              (39,676,467)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                     449,749,182
  Net realized gain on written options transactions                152,319,721
  Net realized loss on foreign currency transactions                  (445,245)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    182,132,985
    Written options                                                (43,884,511)
    Foreign currency denominated assets and liabilities                  1,669
  Net gain on investments and foreign currency transactions        739,873,801

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $700,197,334


See notes to financial statements.


12



STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                   YEAR ENDED      YEAR ENDED
                                                   OCTOBER 31,     OCTOBER 31,
                                                      1998             1997
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                          $  (39,676,467)  $  (35,548,097)
  Net realized gain on investments, options
    and foreign currency transactions             601,623,658      431,215,641
  Net change in unrealized appreciation
    (depreciation) of investments, options,
    and foreign currency denominated assets
    and liabilities                               138,250,143      669,531,008
  Net increase in net assets from operations      700,197,334    1,065,198,552

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (52,161,970)     (14,927,840)
    Class B                                      (288,101,646)     (89,311,288)
    Class C                                       (48,125,286)     (14,500,115)
    Advisor Class                                  (7,005,557)         (20,469)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    764,910,528      714,151,085
  Total increase                                1,069,713,403    1,660,589,925

NET ASSETS
  Beginning of year                             5,062,569,634    3,401,979,709
  End of year                                  $6,132,283,037   $5,062,569,634


See notes to financial statements.


13



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day. Over-the-counter written options are valued using prices provided by brokers.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments, options and foreign currency denominated assets and liabilities.


14



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net investment loss, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $6,446,137 for the year ended October 31, 1998.

In addition, for the year ended October 31, 1998, the Fund's expenses were reduced by $637,005 under an expense offset arrangement with Alliance Fund Sevices. Transfer agency fees reported in the Statement of Operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $225,295 from the sales of Class A shares and $9,744, $3,874,312, and $116,331 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1998.
Brokerage commissions paid on investment transactions for the year ended October 31, 1998 amounted to $6,415,603, of which $30,458 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $128,126 owed to a trustee and a former trustee under the Trust's deferred compensation plan.


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $4,144,330,225 and $3,481,220,194, respectively, for the year ended October 31, 1998. There were no purchases and sales of $15,674,270 in U.S. government and government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $1,676,579,312 and gross unrealized depreciation of investments was $233,430,748 resulting in net unrealized appreciation of $1,443,148,564.

1. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.


16



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

Transactions in options written for the year ended October 31, 1998 were as follows:

                                                      NUMBER OF
                                                      CONTRACTS      PREMIUMS
                                                      ----------  -------------
Options outstanding at beginning of year                264,700   $ 88,568,875
Options written                                       1,162,323    333,232,266
Options terminated in closing purchase transactions    (381,770)  (116,092,250)
Options expired                                        (587,477)  (169,097,751)
Options exercised                                      (388,555)  (107,870,608)
Options outstanding at October 31, 1998                  69,221   $ 28,740,532


2. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1998, the Fund had no outstanding forward exchange currency contracts.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold           14,313,089     8,132,661    $659,034,500    $318,891,520
Shares issued in
  reinvestment of
  distributions        1,103,597       358,984      47,609,915      12,705,352
Shares converted
  from Class B         1,525,332     1,372,219      70,157,128      54,520,447
Shares redeemed      (13,387,711)   (6,355,236)   (615,070,017)   (250,784,867)
Net increase           3,554,307     3,508,628    $161,731,526    $135,332,452

CLASS B
Shares sold           20,547,117    23,967,815    $776,085,446    $771,661,032
Shares issued in
  reinvestment of
  distributions        7,651,345     2,307,390     268,634,078      67,883,610
Shares converted
  to Class A          (1,871,621)   (1,655,781)    (70,157,128)    (54,520,447)
Shares redeemed      (13,986,411)  (11,595,072)   (518,571,785)   (376,839,188)
Net increase          12,340,430    13,024,352    $455,990,611    $408,185,007

CLASS C
Shares sold            4,951,688     5,404,558    $187,545,992    $173,407,183
Shares issued in
  reinvestment of
  distributions        1,279,996       278,004      44,966,581       8,181,650
Shares redeemed       (3,903,263)   (2,988,645)   (145,672,105)    (97,513,487)
Net increase           2,328,421     2,693,917    $ 86,840,468    $ 84,075,346

ADVISOR CLASS
Shares sold            2,358,835     2,521,405    $106,555,081    $ 96,902,785
Shares issued in
  reinvestment of
  distributions          149,933           570       6,490,605          20,184
Shares redeemed       (1,123,061)     (253,380)    (52,697,763)    (10,364,689)
Net increase           1,385,707     2,268,595    $ 60,347,923    $ 86,558,280


NOTEF: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.


18



FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS A
                                            ----------------------------------------------------------------------------------
                                                                                                   MAY 1, 1994
                                                              YEAR ENDED OCTOBER 31,                     TO       YEAR ENDED
                                            -----------------------------------------------------   OCTOBER 31,    APRIL 30,
                                                  1998          1997          1996         1995        1994(A)        1994
                                            --------------  ------------  -----------  ----------  -------------  ------------
Net asset value, beginning of period            $43.95        $34.91        $29.48       $25.08       $23.89        $22.67

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.05)(b)      (.10)(b)       .05          .12          .09          (.01)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                           6.18         10.17          6.20         4.80         1.10          3.55
Net increase in net asset value from
  operations                                      6.13         10.07          6.25         4.92         1.19          3.54

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                -0-           -0-         (.19)        (.11)          -0-           -0-
Distributions from net realized gains            (2.91)        (1.03)         (.63)        (.41)          -0-        (2.32)
Total dividends and distributions                (2.91)        (1.03)         (.82)        (.52)          -0-        (2.32)
Net asset value, end of period                  $47.17        $43.95        $34.91       $29.48       $25.08        $23.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                                14.56%        29.54%        21.65%       20.18%        4.98%        15.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $1,008,093      $783,110      $499,459     $285,161     $167,800      $102,406
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements         1.22%(e)      1.26%(e)      1.30%        1.35%        1.35%(f)      1.40%
  Expenses, before waivers/reimbursements         1.22%(e)      1.26%(e)      1.30%        1.35%        1.35%(f)      1.46%
  Net investment income (loss)                    (.11)%        (.25)%         .15%         .56%         .86%(f)       .32%
Portfolio turnover rate                             61%           48%           46%          61%          24%           87%


See footnote summary on page 22.

19


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS B
                                            -------------------------------------------------------------------------------------
                                                                                                   MAY 1, 1994
                                                              YEAR ENDED OCTOBER 31,                     TO       YEAR ENDED
                                            -----------------------------------------------------   OCTOBER 31,    APRIL 30,
                                                  1998          1997          1996         1995        1994(A)        1994
                                            --------------  ------------  -----------  ----------  -------------  ---------------
Net asset value, beginning of period            $36.31        $29.21        $24.78       $21.21       $20.27        $19.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.31)(b)      (.31)(b)      (.12)        (.02)         .01          (.07)(b)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                           5.06          8.44          5.18         4.01          .93          2.98
Net increase in net asset value from
  operations                                      4.75          8.13          5.06         3.99          .94          2.91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                -0-           -0-           -0-        (.01)          -0-           -0-
Distributions from net realized gains            (2.91)        (1.03)         (.63)        (.41)          -0-        (2.32)
Total dividends and distributions                (2.91)        (1.03)         (.63)        (.42)          -0-        (2.32)
Net asset value, end of period                  $38.15        $36.31        $29.21       $24.78       $21.21        $20.27

TOTAL RETURN
Total investment return based on net
  asset value (d)                                13.78%        28.64%        20.82%       19.33%        4.64%        14.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $4,230,756    $3,578,806    $2,498,097   $1,502,020     $751,521      $394,227
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements         1.94%(e)      1.96%(e)      1.99%        2.05%        2.05%(f)      2.10%
  Expenses, before waivers/reimbursements         1.94%(e)      1.96%(e)      1.99%        2.05%        2.05%(f)      2.13%
  Net investment income (loss)                    (.83)%        (.94)%        (.54)%       (.15)%        .16%(f)      (.36)%
Portfolio turnover rate                             61%           48%           46%          61%          24%           87%


See footnote summary on page 22.


20



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS C
                                            ----------------------------------------------------------------------------------
                                                                                                   MAY 1, 1994     AUGUST 2,
                                                              YEAR ENDED OCTOBER 31,                     TO       1993(G) TO
                                            -----------------------------------------------------   OCTOBER 31,    APRIL 30,
                                                  1998          1997          1996         1995        1994(A)        1994
                                            --------------  ------------  -----------  ----------  -------------  ------------

Net asset value, beginning of period            $36.33        $29.22        $24.79       $21.22       $20.28        $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.31)(b)      (.31)(b)      (.12)        (.03)         .01          (.02)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                           5.06          8.45          5.18         4.02          .93          1.15
Net increase in net asset value from
  operations                                      4.75          8.14          5.06         3.99          .94          1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                -0-           -0-           -0-        (.01)          -0-           -0-
Distributions from net realized gains            (2.91)        (1.03)         (.63)        (.41)          -0-        (2.32)
Total dividends and distributions                (2.91)        (1.03)         (.63)        (.42)          -0-        (2.32)
Net asset value, end of period                  $38.17        $36.33        $29.22       $24.79       $21.22        $20.28

TOTAL RETURN
Total investment return based on net
asset value (d)                                  13.76%        28.66%        20.81%       19.32%        4.64%         5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $718,688      $599,449      $403,478     $226,662     $114,455       $64,030
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements         1.93%(e)      1.97%(e)      2.00%        2.05%        2.05%(f)      2.10%(f)
  Expenses, before waivers/reimbursements         1.93%(e)      1.97%(e)      2.00%        2.05%        2.05%(f)      2.13%(f)
  Net investment income (loss)                    (.83)%        (.95)%        (.55)%       (.15)%        .16%(f)      (.31)%(f)
Portfolio turnover rate                             61%           48%           46%          61%          24%           87%


See footnote summary on page 22.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      ADVISOR CLASS
                                         --------------------------------------
                                                                       OCT. 2,
                                            YEAR ENDED OCTOBER 31,   1996(G) TO
                                         --------------------------   OCT. 31,
                                             1998          1997         1996
                                         ------------  ------------  ----------
Net asset value, beginning of period       $44.08        $34.91      $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                  .08(b)       (.05)(b)      -0-
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                      6.22         10.25         .77
Net increase in net asset value from
  operations                                 6.30         10.20         .77

LESS: DISTRIBUTIONS
Distributions from net realized gains       (2.91)        (1.03)         -0-
Net asset value, end of period             $47.47        $44.08      $34.91

TOTAL RETURN
Total investment return based on net
  asset value (d)                           14.92%        29.92%       2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $174,745      $101,205        $946
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                            .93%(e)       .98%(e)    1.26%(f)
  Expenses, before waivers/
    reimbursements                            .93%(e)       .98%(e)    1.26%(f)
  Net investment income (loss)                .17%         (.12)%       .50%(f)
Portfolio turnover rate                        61%           48%         46%


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b)  Based on average shares outstanding.

(c)  Net of fees waived and expenses reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the years ended October 31, 1998, and 1997 the ratios of expenses net of waiver/reimbursements and before waiver/reimbursements were 1.21% and 1.25% for Class A shares, 1.93% and 1.95% for Class B shares, 1.92% and 1.95% for Class C shares and .92% and .96% for Advisor Class shares, respectively.

(f)  Annualized.

(g)  Commencement of distribution.


22



REPORT OF INDEPENDENT ACCOUNTANTS                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 15, 1998



TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that $115,557,449 and $245,000,057 of the capital gain distributions paid by the Fund during the fiscal year October 31, 1998 are subject to maximum tax rates of 28% and 20%, respectively.
Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.


23



                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
TYLER J. SMITH, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


24



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

25

ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFAR